Arrangements with Off-Balance Sheet Risk - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	May 31, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	Jan. 28, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding commercial letters of credit	$ 44.8
Outstanding surety bonds	39.4	39.3
Guarantee obligations	$ 120.0
Debt instrument interest rate stated percentage			7.125%	7.125%